Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Components
Accrued payroll expenses	$ 11,877	$ 10,537
Accrued manufacturing costs	8,003	3,344
Accrued transaction costs	25,057
Accrued professional and consulting fees	965	5,572
Accrued warranty costs	2,204	4,322
Accrued taxes	1,074	944
Refund liabilities		4,878
Other	1,169	1,563
Total accrued expense and other current liabilities	$ 50,349	$ 31,160